Stock-based Compensation (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share based compensation plans	2		2
Number of shares available for future grants (in shares)	153,069		46,652
Employee [Member]
Weighted-average assumptions [Abstract]
Volatility (in hundredths)			84.00%	79.00%
Expected term			6 years	5 years 6 months
Risk free interest rate (in hundredths)			1.10%	1.40%
Dividend yield (in hundredths)			0.00%	0.00%
Non-employee consultants [Member]
Weighted-average assumptions [Abstract]
Volatility (in hundredths)				89.00%
Expected term				5 years
Risk free interest rate (in hundredths)				0.80%
Dividend yield (in hundredths)				0.00%
Stock Options [Member]
Number of shares [Abstract]
Outstanding (in shares)	234,465	174,872	174,872	137,896
Granted (in shares)	0		87,184	130,569
Exercised (in shares)	0		(2,432)	(18,735)
Forfeited (in shares)	(1,781)		(25,159)	(74,858)
Outstanding (in shares)	232,684		234,465	174,872
Vested and expected to vest at December 31, 2012 (in shares)	219,158		218,118
Exercisable at December 31, 2012 (in shares)	97,611		71,442
Weighted-average exercise price [Abstract]
Outstanding (in dollars per share)	$ 12.37	$ 16.76	$ 16.76	$ 24.88
Granted (in dollars per share)	$ 0		$ 5.66	$ 11.34
Exercised (in dollars per share)	$ 0		$ 4.40	$ 4.40
Forfeited (in dollars per share)	$ 14.41		$ 20.45	$ 25.36
Outstanding (in dollars per share)	$ 12.35		$ 12.37	$ 16.76
Vested and expected to vest at December 31, 2012 (in dollars per share)	$ 12.62		$ 12.69
Exercisable at December 31, 2012 (in dollars per share)	$ 17.82		$ 21.45
Weighted-average remaining contractual term [Abstract]
Outstanding	8 years 2 months 12 days		8 years 6 months
Vested and expected to vest at December 31, 2011	8 years 2 months 12 days		8 years 4 months 24 days
Exercisable at December 31, 2011	7 years 8 months 12 days		7 years 7 months 6 days
Aggregate intrinsic value [Abstract]
Outstanding	$ 0		$ 0
Vested and expected to vest at December 31, 2012	0		0
Exercisable at December 31, 2012	0		0
Stock options issued for purchase of common stock (in shares)	0		87,184	130,569
Stock Options [Member] | Employee [Member]
Aggregate intrinsic value [Abstract]
Fair value of options (in dollars per share)			$ 5.66	$ 6.1
Weighted-average assumptions [Abstract]
Unrecognized compensation expense			700,000
Stock Options [Member] | Non-employee consultants [Member]
Number of shares [Abstract]
Granted (in shares)				1,000
Aggregate intrinsic value [Abstract]
Stock options issued for purchase of common stock (in shares)				1,000
Fair value of options (in dollars per share)				$ 2.90
Weighted-average assumptions [Abstract]
Stock-based compensation expense			1,000	9,000
Unrecognized compensation expense			0
Stock Options [Member] | Non-Employee Director [Member]
Weighted-average assumptions [Abstract]
Unrecognized compensation expense			0
Stock Options [Member] | Employee And Non Employee Director [Member]
Number of shares [Abstract]
Granted (in shares)			87,184	129,569
Aggregate intrinsic value [Abstract]
Stock options issued for purchase of common stock (in shares)			87,184	129,569
Weighted-average assumptions [Abstract]
Stock-based compensation expense	97,000	86,000	400,000	700,000
Unrecognized compensation expense	600,000
Weighted average period for recognizing compensation expense	2 years 6 months
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period	4 years
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period	10 years
Restricted Stock [Member]
Weighted-average assumptions [Abstract]
Stock-based compensation expense	45,000	49,000	200,000	100,000
Weighted average period for recognizing compensation expense	2 years 8 months 12 days		2 years 10 months 24 days
Number of shares [Abstract]
Nonvested (in shares)	74,372	13,988	13,988	0
Granted (in shares)	0		67,863	31,096
Vested (in shares)	(19,221)		(5,047)	(2,167)
Forfeited (in shares)	(212)		(2,432)	(14,941)
Nonvested (in shares)	54,939		74,372	13,988
Weighted-average grant date fair value [Abstract]
Nonvested (in dollars per share)	$ 7.81	$ 24.20	$ 24.20	$ 0
Granted (in dollars per share)	$ 0		$ 6.00	$ 24.20
Vested (in dollars per share)	$ 8.35		$ 24.20	$ 24.20
Forfeited (in dollars per share)	$ 15.81		$ 17.36	$ 24.20
Nonvested (in dollars per share)	$ 7.60		$ 7.81	$ 24.20
Unrecognized compensation expense related to restricted stock awards	$ 356,000		$ 400,000
2004 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			4 years
2004 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			10 years
2010 Stock Incentive and Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			4 years
2010 Stock Incentive and Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			10 years